Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Summary of Earnings Per Equity Share

	Year ended March 31,
	2023		2024		2025
Profit attributable to equity holders of the Company	₹	113,500	₹	110,452	₹	131,354
Weighted average number of equity shares outstanding		10,954,933,146		10,576,571,110		10,456,741,552
Basic earnings per equity share	₹	10.36	₹	10.44	₹	12.56

	Year ended March 31,
	2023		2024		2025
Profit attributable to equity holders of the Company	₹	113,500	₹	110,452	₹	131,354
Weighted average number of equity shares outstanding		10,954,933,146		10,576,571,110		10,456,741,552
Effect of dilutive equivalent share options		23,049,204		34,853,518		32,197,840
Weighted average number of equity shares for diluted earnings per share		10,977,982,350		10,611,424,628		10,488,939,392
Diluted earnings per equity share	₹	10.34	₹	10.41	₹	12.52